Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.6%)
Cable One, Inc.	8,092	15,257
CarGurus, Inc. *	306,167	6,622
Roku, Inc. *	85,889	16,216
Zynex, Inc. *	1,350,958	12,321

Total		50,416

Consumer Discretionary (10.4%)
CarMax, Inc. *	110,487	10,155
Carter’s, Inc.	123,648	10,705
Choice Hotels International, Inc.	172,380	14,818
Etsy, Inc. *	158,179	19,239
Hyatt Hotels Corp. - Class A	86,115	4,596
NVR, Inc. *	4,964	20,269
PVH Corp.	267,817	15,973
Under Armour, Inc. - Class C *	455,485	4,482
YETI Holdings, Inc. *	294,420	13,343

Total		113,580

Consumer Staples (2.3%)
Lamb Weston Holdings, Inc.	193,971	12,854
Performance Food Group Co. *	359,526	12,447

Total		25,301

Energy (0.4%)
Cabot Oil & Gas Corp.	283,471	4,921

Total		4,921

Financials (9.9%)
Alleghany Corp.	10,801	5,621
Credit Acceptance Corp. *	32,366	10,960
Cullen / Frost Bankers, Inc.	112,881	7,219
Erie Indemnity Co.	27,503	5,783
First Citizens BancShares, Inc. - Class A	17,944	5,720
First Republic Bank	116,073	12,659
FNF Group	183,449	5,744
Hamilton Lane, Inc.	72,405	4,677
M&T Bank Corp.	83,667	7,705
Markel Corp. *	15,514	15,106
Prosperity Bancshares, Inc.	159,327	8,258
South State Corp.	105,420	5,076
W.R. Berkley Corp.	107,720	6,587
White Mountains Insurance Group, Ltd.	8,577	6,682

Total		107,797

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Health Care (17.8%)
Amedisys, Inc. *	60,175	14,227
Apellis Pharmaceuticals, Inc. *	205,193	6,191
Bio-Techne Corp.	19,673	4,874
ChemoCentryx, Inc. *	221,021	12,112
Encompass Health Corp.	273,616	17,780
Hill-Rom Holdings, Inc.	210,676	17,594
Integra LifeSciences Holdings Corp. *	269,148	12,709
Ionis Pharmaceuticals, Inc. *	46,586	2,210
LHC Group, Inc. *	70,429	14,970
Masimo Corp. *	20,896	4,933
Mettler-Toledo International, Inc. *	5,522	5,333
Molina Healthcare, Inc. *	62,410	11,423
NuVasive, Inc. *	222,034	10,784
PRA Health Sciences, Inc. *	138,925	14,093
PTC Therapeutics, Inc. *	305,857	14,299
Reata Pharmaceuticals, Inc. *	110,630	10,778
Repligen Corp. *	28,630	4,224
Sage Therapeutics, Inc. *	4,000	244
Tandem Diabetes Care, Inc. *	47,930	5,440
Teleflex, Inc.	30,649	10,433

Total		194,651

Industrials (16.5%)
AMERCO	27,614	9,830
Axon Enterprise, Inc. *	94,451	8,567
Fastenal Co.	199,467	8,994
GFL Environmental, Inc.	582,135	12,376
Graco, Inc.	91,551	5,617
Healthcare Services Group, Inc.	215,247	4,634
HEICO Corp. - Class A	68,408	6,065
IAA Spinco, Inc. *	320,368	16,682
IDEX Corp.	108,447	19,782
Ingersoll-Rand, Inc. *	663,732	23,629
KAR Auction Services, Inc.	945,008	13,608
Knight-Swift Transportation Holdings, Inc.	251,500	10,236
Lennox International, Inc.	66,617	18,160
Lincoln Electric Holdings, Inc.	126,384	11,632

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Watsco, Inc.	44,750	10,422

Total		180,234

Information Technology (28.0%)
Aspen Technology, Inc. *	79,214	10,028
Black Knight, Inc. *	100,704	8,766
Blackbaud, Inc.	154,845	8,645
CDW Corp.	105,462	12,606
Coherent, Inc. *	127,527	14,146
CommScope Holding Co., Inc. *	1,316,185	11,846
F5 Networks, Inc. *	126,934	15,584
Fair Isaac Corp. *	11,363	4,833
First Solar, Inc. *	230,704	15,273
Flex, Ltd. *	1,223,197	13,626
Genpact, Ltd.	650,067	25,320
Guidewire Software, Inc. *	119,769	12,488
II-VI, Inc. *	528,897	21,452
Lumentum Holdings, Inc. *	236,387	17,760
MKS Instruments, Inc.	158,900	17,357
Monolithic Power Systems	55,104	15,408
National Instruments Corp.	313,295	11,185
Q2 Holdings, Inc. *	128,086	11,689
Science Applications International Corp.	113,945	8,935
Silicon Laboratories, Inc. *	127,686	12,494
Teradata Corp. *	704,350	15,989
WEX, Inc. *	145,047	20,157

Total		305,587

Materials (2.9%)
Ball Corp.	130,047	10,809
Element Solutions, Inc. *	673,166	7,075
Packaging Corp. of America	54,624	5,957
Silgan Holdings, Inc.	215,818	7,936

Total		31,777

Real Estate (4.5%)
Douglas Emmett, Inc.	205,738	5,164
Equity Commonwealth	233,954	6,230
Life Storage, Inc.	42,421	4,466
PS Business Parks, Inc.	28,669	3,509
Redfin Corp. *	239,860	11,976
Rexford Industrial Realty, Inc.	176,776	8,089
Store Capital Corp.	337,797	9,266

Total		48,700

Mid Cap Growth Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Utilities (2.4%)
Black Hills Corp.	123,596	6,611
NiSource, Inc.	153,661	3,380
UGI Corp.	497,966	16,423

Total		26,414

Total Common Stocks (Cost: $1,036,944)		1,089,378

Short-Term Investments (0.3%)
Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	3,066,308	3,066

Total		3,066

Total Short-Term Investments (Cost: $3,066)		3,066

Total Investments (100.0%) (Cost: $1,040,010)@		1,092,444

Other Assets, Less Liabilities (0.0%)		468

Net Assets (100.0%)		1,092,912

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,040,010 and the net unrealized appreciation of investments based on that cost was $52,434 which is comprised of $155,439 aggregate gross unrealized appreciation and $103,005 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,089,378	$—	$—
Short-Term Investments	3,066	—	—

Total Assets:	$1,092,444	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand